BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Consolidation (Details)	12 Months Ended
Dec. 31, 2019
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES [ABSTRACT]
Redeemable and exchangeable partnership units, exchange ratio	1